Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
Organization and Nature of Operations
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Osmotica Pharmaceuticals plc (formerly known as Lilydale Limited and Osmotica Pharmaceuticals Limited) is an Irish public limited company. Osmotica Holdings S.C.Sp. acquired Osmotica Pharmaceuticals plc on April 30, 2018 for the purpose of facilitating an offering of ordinary shares in an initial public offering. On October 22, 2018, Osmotica Pharmaceuticals plc completed its initial public offering (the “IPO”), in which it issued and allotted 7,647,500 ordinary shares at a public offering price of $7.00 per share. The number of shares issued in the IPO reflected the exercise in full of the underwriters’ option to purchase 997,500 additional ordinary shares. In addition, the Company issued and allotted 2,014,285 ordinary shares at the public offering price in a private placement to investment funds affiliated with Avista Capital Partners, Altchem Limited and an entity controlled by the Company’s Chief Financial Officer. The aggregate net proceeds from the IPO and the private placement were approximately $58.1 million after deducting underwriting discounts and commissions and estimated offering expenses.

Immediately prior to the IPO and prior to the commencement of trading of Osmotica Pharmaceuticals plc’s ordinary shares on the Nasdaq Global Select Market, Osmotica Holdings S.C.Sp. undertook a series of restructuring transactions that resulted in Osmotica Pharmaceuticals plc becoming the direct parent of Osmotica Holdings S.C.Sp with each holder of common units of Osmotica Holdings S.C.Sp. receiving approximately 42.84 ordinary shares of Osmotica Pharmaceuticals plc in exchange for each such common unit. In addition, each holder of an option to purchase common units of Osmotica Holdings S.C.Sp. received an option to purchase the number of ordinary shares of Osmotica Pharmaceuticals plc determined by multiplying the number of units underlying such option by approximately 42.84 (rounded down to the nearest whole share) and dividing the exercise price per unit for such option by approximately 42.84 (rounded up to the nearest whole cent). These transactions are referred to as the “Reorganization”.  Accordingly, all share and share amounts for all periods presented in the accompanying financial statements have been adjusted retroactively, where applicable, to reflect the stock split.

Until the Reorganization on October 17, 2018, Osmotica Pharmaceuticals plc did not conduct any operations (other than activities incidental to its formation, the Reorganization and the pursuit of an initial public offering). Upon the completion of the Reorganization, the historical consolidated financial statements of Osmotica Holdings S.C.Sp. became the historical financial statements of Osmotica Pharmaceuticals plc. Accordingly, the accompanying consolidated financial statements included herein reflect the financial information of Osmotica Holdings S.C.Sp.

Osmotica Holdings S.C.Sp.is a Luxembourg special limited partnership, formed on January 28, 2016. Osmotica Holdings US LLC, a subsidiary of Osmotica Holdings S.C.Sp. entered into a fifty-fifty partnership (the “Merger”), effective February 3, 2016, pursuant to a definitive agreement between Vertical/Trigen Holdings, LLC (“Vertical/Trigen”) and members, and Osmotica Holdings Corp Limited and Subsidiaries. Osmotica Holdings S.C.Sp. and several other holding companies and partnerships were formed as a result of the Merger. Pursuant to the Merger, Vertical/Trigen was deemed to be the accounting acquirer. Osmotica is a fully integrated biopharmaceutical company focused on the development and commercialization of specialty products that target markets with underserved patient populations.

Unless otherwise indicated or required by the context, references throughout to “Osmotica,” or the “Company,” refer to (i) prior to the completion of the Reorganization, Osmotica Holdings S.C.Sp. and its consolidated subsidiaries, including, from and after April 30, 2018, Osmotica Pharmaceuticals plc, and (ii) following the completion of the Reorganization, Osmotica Pharmaceuticals plc and its consolidated subsidiaries, including Osmotica Holdings S.C.Sp.

Correction of Immaterial Errors

In connection with the preparation of the Company’s unaudited condensed consolidated financial statements as of and for the period ended September 30, 2019 and 2018 for inclusion in the Company’s Quarterly Report on Form 10-Q, the Company determined that a revision was required to correct misstatements associated with the tax treatment of certain intercompany transactions at the time of the business combination between Osmotica Holdings Limited and subsidiaries and Vertical/Trigen Holdings LLC which occurred on February 3, 2016. Additionally, revisions were necessary to correct misstatements related to uncertain tax provisions and prepaid taxes and certain other previously identified immaterial misstatements.

The Company assessed the materiality of the misstatements both quantitatively and qualitatively and determined the correction of these errors were immaterial to all prior consolidated financial statements taken as a whole and, therefore, amending previously filed financial statements to correct the errors was not required. However, correcting the cumulative effect of the errors in the Company’s period ended September 30, 2019 would materially misstate the operating results of the period ended September 30, 2019.  Accordingly, the Company has reflected the corrections in the results for prior periods as described below.  The Company will also revise such information in future filings to reflect the correction of the errors.

The impacts of the corrections have been reflected throughout the consolidated financial statements, including the applicable notes, as appropriate. The correction had no impact on the previously reported amounts of consolidated cash flows from operating, investing or financing activities.  The errors were identified as a result of improved processes, controls and personnel that were put in place during 2018 and continuing through 2019.

The following table presents the amounts as reported, net correction adjustments, and corrected amounts for items affected by the corrections for the year-to-date three periods ended December 31, 2018 and 2017:

	Year ended December 31, 2018
	As	Net	As
	reported	adjustments	corrected
Prepaid expense and other current assets	$20,743,685	$(21,327)	$20,722,358
Total assets	795,644,966	(21,327)	795,623,639
Income taxes payable-current portion	393,552	(393,552)	—
Income taxes payable-long term portion	1,803,512	737,268	2,540,780
Deferred taxes	26,237,841	2,056,642	28,294,483
Total liabilites	409,375,841	2,400,358	411,776,199
Additional paid in capital	489,949,791	(2,661,820)	487,287,971
Accumulated deficit	(102,359,672)	240,135	(102,119,537)
Shareholders' equity	386,269,125	(2,421,685)	383,847,440
Total liabilities and shareholders' equity	795,644,966	(21,327)	795,623,639
Income tax benefit	9,267,917	(284,475)	8,983,442
Net loss	(109,396,266)	(284,475)	(109,680,741)
Comprehensive loss	(110,609,302)	(284,475)	(110,893,777)
Loss per share	(2.42)	—	(2.42)
Weighted average shares basic and diluted	45,276,278	—	45,276,278

	Year ended December 31, 2017
	As	Net	As
	reported	adjustments	corrected
Prepaid expense and other current assets	$25,498,092	$(226,524)	$25,271,568
Total assets	919,740,149	(226,524)	919,513,625
Income taxes payable-long term portion	1,334,645	994,209	2,328,854
Deferred taxes	42,891,444	916,477	43,807,921
Total liabilites	483,956,381	1,910,686	485,867,067
Partners' capital	436,416,914	(2,137,210)	434,279,704
Total Partners' capital	435,783,768	(2,137,210)	433,646,558
Total liabilities and partners' capital	919,740,149	(226,524)	919,513,625
Income tax benefit	44,500,731	(109,005)	44,391,726
Net loss	(41,141,811)	(109,005)	(41,250,816)
Comprehensive loss	(42,049,738)	(109,005)	(42,158,743)
Loss per share	(0.96)	—	(0.96)
Weighted average shares basic and diluted	42,855,722	—	42,855,722

In each of the tables above, for periods prior to December 31, 2018 weighted averages shares – basic and dilutive have been converted to their ordinary share equivalents by using an exchange ratio of 42.84 (rounded down to the nearest whole share), which was the ratio the common units were converted to ordinary shares of Osmotica Pharmaceuticals plc immediately prior to the Company’s initial public offering in October 2018.  See Note 1, Organization and Nature of Operations.

Other Reclassification Errors

In connection with the preparation of the Company’s unaudited condensed consolidated financial statements as of and for the period ended September 30, 2019 and 2018 for inclusion in the Company’s Quarterly Report on Form 10-Q, the Company made certain reclassifications to cost of goods sold from research and development expenses which were concluded by the Company to be immaterial.  For the years ended December 31, 2018 and 2017, we have reclassified $5,068,252 and $2,447,955, respectively, to cost of goods sold from research and development expenses to conform to the current year presentation in the unaudited condensed consolidated financial statements for the period ended September 30, 2019 and 2018.